Deferred Charges, Net - Schedule of Deferred Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Charges Net Abstract
Deferred charges, beginning balance	$ 740	$ 285	$ 358
Additions	435	588
Amortization	(240)	(133)	(73)
Transfer to vessel held-for-sale	(156)
Deferred charges, ending balance	$ 779	$ 740	$ 285